Stock Incentive Plans - Schedule of RSUs (Details) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Nonemployee director incentives
Number of Shares
Equity instruments other than options nonvested - beginning balance (in shares)	85,766	89,046	143,986
Equity instruments other than options nonvested - granted (in shares)	22,900	33,600	65,188
Equity instruments other than options nonvested - settled (in shares)	(39,980)	(32,080)	(107,878)
Equity instruments other than options nonvested - canceled/forfeited (in shares)	(2,300)	(4,800)	(12,250)
Equity instruments other than options nonvested - ending balance (in shares)	66,386	85,766	89,046
Weighted Average Grant Date Fair Value
Weighted average fair value other than options - beginning balance (in dollars per share)	$ 34.19	$ 27.00	$ 30.02
Weighted average fair value other than options - granted (in dollars per share)	84.40	47.35	31.75
Weighted average fair value other than options - settled (in dollars per share)	45.25	28.58	33.11
Weighted average fair value other than options - canceled/forfeited (in dollars per share)	85.35	30.31	33.96
Weighted average fair value other than options - ending balance (in dollars per share)	$ 37.26	$ 34.19	$ 27.00
Restricted Stock Units (RSUs)
Number of Shares
Equity instruments other than options nonvested - beginning balance (in shares)	3,710,985	3,597,999	2,579,675
Equity instruments other than options nonvested - granted (in shares)	1,828,667	1,150,185	3,234,197
Equity instruments other than options nonvested - issued due to Separation modification (in shares)			419,160
Equity instruments other than options nonvested - HPE RSUs converted to DXC RSUs due to HPES Merger (in shares)	95,816
Equity instruments other than options nonvested - Options converted to RSUs due to HPES Merger (in shares)	609,416
Equity instruments other than options nonvested - settled (in shares)	(1,934,446)	(602,467)	(1,783,664)
Equity instruments other than options nonvested - canceled/forfeited (in shares)	(324,822)	(434,732)	(851,369)
Equity instruments other than options nonvested - ending balance (in shares)	3,985,616	3,710,985	3,597,999
Weighted Average Grant Date Fair Value
Weighted average fair value other than options - beginning balance (in dollars per share)	$ 34.86	$ 29.25	$ 48.70
Weighted average fair value other than options - granted (in dollars per share)	82.34	47.70	27.97
Weighted average fair value other than options - issued due to separation modification (in dollars per share)			29.95
Weighted average fair value other than options - HPE RSUs converted to DXC RSUs due to HPES Merger (in dollars per share)	69.34
Weighted average fair value other than options - options converted to RSUs due to HPES Merger (in dollars per share)	32.58
Weighted average fair value other than options - settled (in dollars per share)	35.93	27.29	28.87
Weighted average fair value other than options - canceled/forfeited (in dollars per share)	59.34	32.86	40.97
Weighted average fair value other than options - ending balance (in dollars per share)	$ 47.25	$ 34.86	$ 29.25